Plan’s Interest in Master Trust (Tables)	12 Months Ended
Apr. 30, 2025
EBP 001
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The following table summarizes investment balances for the Plan's specific interest in the Master Trust, as well as total investments in the Master Trust, at April 30, 2025 and 2024:

	Plan's Interest in Master Trust		Total Master Trust Assets
(in thousands)	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
Investments, at fair value:
Collective trusts	$336,502	$301,749	$11,993,984	$11,170,530
Registered investment companies	3,188	1,755	43,948	22,390
Medtronic plc Stock Fund and Medtronic ESOP Fund	3,943	3,996	441,914	468,345
Self-directed brokerage account	2,232	2,159	779,840	725,347
Total investments at fair value	345,865	309,659	13,259,686	12,386,612

Investments, at contract value:
Medtronic Capital Preservation Fund	27,394	26,872	510,159	558,648
Total investments at contract value	27,394	26,872	510,159	558,648

Total investments	$373,259	$336,532	$13,769,845	$12,945,260
Net appreciation and investment income in the Medtronic, Inc. Master Trust Fund net assets is as follows:

Year Ended
(in thousands)	April 30, 2025
Investment income:
Net appreciation in fair value of investments	$1,173,386
Dividends on Medtronic plc ordinary shares	14,552
Interest and dividends	663
Total investment gain, net	$1,188,601